Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Interest income
Loans	[1]	$ 10,131	$ 10,410	$ 10,922	$ 20,541	$ 22,459
Securities	[1]	1,652	1,661	1,993	3,313	4,157
Securities purchased under resale agreements and securities borrowed	[1]	829	802	661	1,631	1,277
Deposits with financial institutions	[1]	483	458	711	941	1,374
Total interest income	[1]	13,095	13,331	14,287	26,426	29,267
Interest expense
Deposits		6,989	7,207	8,267	14,196	17,355
Subordinated debentures		67	76	103	143	202
Other		518	466	647	984	1,267
Total interest expenses		7,574	7,749	9,017	15,323	18,824
Net interest income		5,521	5,582	5,270	11,103	10,443
Non-interest income
Card revenues		205	252	223	457	441
Banking services fees		455	482	496	937	998
Credit fees		315	327	291	642	617
Mutual funds		696	720	607	1,416	1,242
Brokerage fees		405	413	349	818	702
Investment management and trust		304	302	288	606	574
Underwriting and advisory fees		229	250	246	479	469
Non-trading foreign exchange		267	251	216	518	480
Trading revenues		439	703	405	1,142	1,060
Net gain on sale of investment securities		14	19	7	33	38
Net income from investments in associated corporations		222	189	159	411	272
Insurance service results		135	122	121	257	246
Other fees and commissions		415	418	391	833	813
Other		215	(384)	11	(169)	57
Total non-interest income		4,316	4,064	3,810	8,380	8,009
Total revenue		9,837	9,646	9,080	19,483	18,452
Provision for credit losses		1,217	1,176	1,398	2,393	2,560
Profit from operating activity		8,620	8,470	7,682	17,090	15,892
Non-interest expenses
Salaries and employee benefits		2,779	2,941	2,641	5,720	5,350
Premises and technology		835	799	814	1,634	1,614
Depreciation and amortization		410	385	393	795	796
Communications		91	92	103	183	200
Advertising and business development		179	185	159	364	315
Professional		177	159	229	336	434
Business and capital taxes		165	179	171	344	355
Other		553	559	600	1,112	2,537
Total non-interest expenses		5,189	5,299	5,110	10,488	11,601
Income before taxes		3,431	3,171	2,572	6,602	4,291
Income tax expense		799	872	540	1,671	1,266
Net income		2,632	2,299	2,032	4,931	3,025
Net income attributable to non-controlling interests in subsidiaries		37	12	56	49	(98)
Net income attributable to equity holders of the Bank		2,595	2,287	1,976	4,882	3,123
Preferred shareholders and other equity instrument holders		127	132	135	259	257
Common shareholders		$ 2,468	$ 2,155	$ 1,841	$ 4,623	$ 2,866
Earnings per common share (in dollars)
Basic	[2]	$ 2.01	$ 1.75	$ 1.48	$ 3.75	$ 2.3
Diluted	[2]	2	1.73	1.48	3.73	2.15
Dividends paid per common share (in dollars)		$ 1.1	$ 1.1	$ 1.06	$ 2.2	$ 2.12

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $12,848 for the three months ended April 30, 2026 (January 31, 2026 – $13,125; April 30, 2025 – $13,943) and for the six months ended April 30, 2026 – $25,973 (April 30, 2025 – $28,520).
[2]	Earnings per share calculations are based on full dollar and share amounts.